DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Details)			3 Months Ended	6 Months Ended
	Oct. 02, 2020 USD ($) $ / shares shares	Sep. 25, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) D $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants				$ 6,794,926
Transaction costs			$ 13,763,667	13,763,667
Cash underwriting fees			4,794,926	4,794,926
Deferred underwriting fees				8,391,121
Other offering costs			$ 577,619	577,620
Gross proceeds	$ 15,041,246
Investment of Cash into Trust Account	14,746,320			$ 239,746,320
Aggregate proceeds held in Trust Account	$ 239,746,320
Redemption of shares calculated based on business days prior to consummation of business combination (in days) | D			2	2
Threshold business days for redemption of public shares | D			10	10
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account			80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%	50.00%
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent				15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Cash in operating bank account			$ 62,393	$ 719,926
Cash and marketable securities held in Trust Account			239,840,428	239,795,125
Working capital deficit			3,860,616	155,767
Interest earned on marketable securities held in Trust Account			$ 45,303	$ 49,590
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares	1,474,632	22,500,000	23,974,632	23,974,632
Price per unit | $ / shares		$ 10.00
Gross proceeds from sale of units		$ 225,000,000
Exercise price of warrants | $ / shares		$ 10.00
Investment of Cash into Trust Account		$ 225,000,000
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Minimum net tangible assets upon consummation of the Business Combination			$ 5,000,001	$ 5,000,001
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares	1,474,632
Price per unit | $ / shares	$ 10.00
Deferred underwriting fees	$ 8,391,121
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued | shares	196,617		4,333,333	4,333,333
Exercise price of warrants | $ / shares	$ 1.50		$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 294,926		$ 6,500,000	$ 6,500,000